Cover	May 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 24, 2023
Entity File Number	000-54030
Entity Registrant Name	NATURALSHRIMP INCORPORATED
Entity Central Index Key	0001465470
Entity Tax Identification Number	74-3262176
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	15150 Preston Road
Entity Address, Address Line Two	Suite #300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
City Area Code	(888)
Local Phone Number	791-9474
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false